Schedule Of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Accounting Policies [Abstract]
Finished goods	$ 357	$ 306	$ 338
Raw materials	253	229	240
Inventories	$ 610	$ 535	$ 578